Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,724,809	$ 2,664,099
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	154,219	97,302
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	284,232	345,173
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,028,356	1,045,814
Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,028,356	1,045,814
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	96,429	83,136
Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	96,429	83,136
Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	949,726	880,158
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	98,827	75,668
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	650,677	655,432
Financial assets and off-balance sheet loan commitments	2,736,295	2,676,167
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,085,618	2,020,735
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	284,352	345,269
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,039,130	1,057,231
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	96,481	83,153
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	950,007	880,351
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	363,613	403,022
Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,073	4,136
Gross carrying/ nominal amount | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	43,866	42,578
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	244,451	241,648
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	154,294	97,364
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	135,710	91,603
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost | Disposal groups classified as held for sale
Disclosure of financial assets [line items]
Financial assets	1,918	2,424
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	274,765	347,203
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11,600)	(12,200)
Off-balance sheet commitments	(379)	(441)
Financial assets and off-balance sheet loan commitments	(11,486)	(12,068)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(11,107)	(11,627)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(120)	(96)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,774)	(11,417)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(52)	(17)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(281)	(193)
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(5)	(4)
Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(75)	(62)
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(201)	(127)
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost | Disposal groups classified as held for sale
Disclosure of financial assets [line items]
Financial assets	(133)	(39)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(120)	(96)
– personal | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	463,621	478,337
– personal | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2,918)	(3,103)
– corporate and commercial | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	509,566	513,539
– corporate and commercial | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(7,684)	(8,204)
– non-bank financial institutions | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	65,943	65,355
– non-bank financial institutions | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(172)	(110)
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	632,754	627,258
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	633,091	627,637
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(337)	(379)
Loans and other credit-related commitments | – personal | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	237,077	239,685
Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(30)	(39)
Loans and other credit-related commitments | – corporate and commercial | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	263,452	283,625
Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(291)	(325)
Loans and other credit-related commitments | – non-bank financial institutions | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	132,562	104,327
Loans and other credit-related commitments | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(16)	(15)
Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	17,544	27,733
Financial guarantees | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	17,586	27,795
Financial guarantees | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(42)	(62)
Financial guarantees | – personal | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,120	1,130
Financial guarantees | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Financial guarantees | – corporate and commercial | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	12,393	22,355
Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(41)	(58)
Financial guarantees | – non-bank financial institutions | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,073	4,310
Financial guarantees | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	$ (1)	$ (4)